Related Parties	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Related Parties
11
Related parties
i)
Transactions with key management personnel

With effect from April 1, 2024, Grab expanded its Board of Directors to seven from six members, with two members being newly appointed and one existing member retiring from that date.

There were no significant changes to the compensation scheme during the six months ended June 30, 2024.

ii)
Other related party transactions

The Group did not enter into other significant related party transactions during the six months ended June 30, 2024.